Employee Benefit Plans (Unfunded) (Details) - Schedule of Current and Non Current Employee Benefit Plans Obligations - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Current
Gratuity	$ 88,040	$ 70,872	$ 93,363
Compensated absences	90,399	75,134	83,528
Current Pension and other employee obligations	178,439	146,006	176,891
Non current
Gratuity	262,376	215,841	248,364
Compensated absences	247,136	222,967	152,610
Non current Pension and other employee obligations	$ 509,512	$ 438,808	$ 407,513